INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS
Schedule of Investments in equity investees

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2024	2025	2025	2025
	RMB	RMB	US$
			(Note 3)
		(in thousands)
Investments accounted for under equity method:
Maxline Holdings Limited (“Maxline”) <1>	—	—	—	29.00%**

Investments accounted for under cost method:
Nanyang Biologics Pte Ltd. (“Nanyang Biologics”) <2>	—	—	—	14.54%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <3>	58,474	—	—	8.30%
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”) <16>	—	—	—	5.00%
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <11>	5,000	—	—	12.92%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Dragonfly Ventures II, L.P. (“Dragonfly”) <9>	19,520	19,520	2,791	1.19%
Redblock Inc. (“Redblock”) <4>	1,943	1,943	278	1.00%**
Gameway Pte. Ltd. (“Gameway”) <12>	635	—	—	1.25%**
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”) <17>	—	—	—	9.90%
Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”) <6>	—	—	—	4.00%
Skychain Technologies Inc. (“Skychain”) <18>	—	—	—	15.11%**
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <10>	—	—	—	1.28%
Kuaijin Shidai (Xiamen) Technology Co., Ltd. (“KuaiJin”) <13>	67,360	67,360	9,632	15%
Shenma Limited (“Shenma”) <14>	82,573	82,573	11,808	19%
Wuhan Weixiang Science And Technology Co., Ltd. (“WeiXiang”) <15>	60,698	—	—	3.33%

Investments accounted for under readily determinable fair values
Nano Labs, Ltd. (“Nano Labs”) <8>	469	162	23	*
SMI Vantage(“SMI”) <5>	550	—	—	7.4%
FF Intelligent Mobility Global Holdings Ltd. (“FF Intelligent”) <7>	1	—	—	*
Total	297,223	171,558	24,532

* Less than 1%

** Ownership percentage represent the Company’s interest at the acquisition date.